IFRS 7 Disclosure - Market Risk - Structural Balance Sheet Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Hundred basis point increase [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	$ (1,459.1)	$ (1,085.1)
Pre tax earnings sensitivity over the next twelve month	383.7	285.8
Hundred basis point increase [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(894.0)
Pre tax earnings sensitivity over the next twelve month	51.9
Hundred basis point increase [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	(565.1)
Pre tax earnings sensitivity over the next twelve month	331.8
Twenty five or Hundred basis point decrease [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	264.9	100.0
Pre tax earnings sensitivity over the next twelve month	(141.6)	$ (98.2)
Twenty five or Hundred basis point decrease [member] | Canada [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	202.0
Pre tax earnings sensitivity over the next twelve month	(59.2)
Twenty five or Hundred basis point decrease [member] | United States [member]
Market Risk [Line Items]
Pre tax economic value sensitivity	62.9
Pre tax earnings sensitivity over the next twelve month	$ (82.4)